Guarantor Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2012
Guarantor Subsidiaries Disclosure [Abstract]
Schedule of Condensed Balance Sheet

CONSOLIDATED BALANCE SHEETS
(in thousands)
As of December 31, 2012
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations and Consolidation Reclassifications	Total
Assets
Current Assets:
Cash and cash equivalents	$242,489	$—	$40,759	$(354)	$282,894
Accounts receivable, net of allowances	887	56,293	1,151	—	58,331
Content library	1,130	173,339	2,940	—	177,409
Deferred income taxes	27,372	—	899	(21,084)	7,187
Prepaid expenses and other current assets	11,748	17,504	434	—	29,686
Intercompany receivables	119,848	76,878	3,581	(200,307)	—
Total current assets	403,474	324,014	49,764	(221,745)	555,507
Property and equipment, net	188,251	368,620	29,253	—	586,124
Notes receivable	26,731	—	—	—	26,731
Deferred income taxes	—	—	1,334	39	1,373
Goodwill and other intangible assets	253,395	90,614	—	54	344,063
Other long-term assets	18,992	28,906	29	—	47,927
Investment in related parties	90,828	24,395	—	(115,223)	—
Total assets	$981,671	$836,549	$80,380	$(336,875)	$1,561,725
Liabilities and Stockholders’ Equity
Current Liabilities:
Accounts payable	$21,368	$225,463	$4,111	$(354)	$250,588
Accrued payable to retailers	77,266	46,493	14,654	—	138,413
Other accrued liabilities	50,314	92,724	3,087	—	146,125
Current portion of long-term debt	15,312	217	—	—	15,529
Current portion of capital lease obligations	13,002	—	348	—	13,350
Deferred tax liabilities	—	21,084	—	(21,084)	—
Intercompany payables	56,473	108,347	35,487	(200,307)	—
Total current liabilities	233,735	494,328	57,687	(221,745)	564,005
Long-term debt and other long-term liabilities	322,279	18,724	176	—	341,179
Capital lease obligations	15,180	—	522	—	15,702
Deferred tax liabilities	54,855	36,857	—	39	91,751
Total liabilities	626,049	549,909	58,385	(221,706)	1,012,637
Commitments and contingencies
Stockholders’ Equity:
Preferred stock	—	—	—	—	—
Common stock	574,842	145,425	12,444	(227,830)	504,881
Treasury stock	(293,149)	—	—	—	(293,149)
Retained earnings	74,985	141,215	10,118	112,661	338,979
Accumulated comprehensive loss	(1,056)	—	(567)	—	(1,623)
Total stockholders’ equity	355,622	286,640	21,995	(115,169)	549,088
Total liabilities and stockholders’ equity	$981,671	$836,549	$80,380	$(336,875)	$1,561,725

CONSOLIDATED BALANCE SHEETS
(in thousands)
As of December 31, 2011
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations and Consolidation Reclassifications	Total
Assets
Current Assets:
Cash and cash equivalents	$310,259	$—	$31,766	$(170)	$341,855
Accounts receivable, net of allowances	515	40,506	225	—	41,246
Content library	456	141,930	—	—	142,386
Deferred income taxes	41,727	42,479	22	—	84,228
Prepaid expenses and other current assets	17,553	7,491	230	—	25,274
Intercompany receivables	121,729	395,791	—	(517,520)	—
Total current assets	492,239	628,197	32,243	(517,690)	634,989
Property and equipment, net	163,505	319,313	16,360	—	499,178
Notes receivable	24,374	—	—	—	24,374
Deferred income taxes	—	—	640	7	647
Goodwill and other intangible assets	255,740	18,843	—	—	274,583
Other long-term assets	12,603	4,463	592	(592)	17,066
Investment in related parties	416,289	28,273	—	(444,562)	—
Total assets	$1,364,750	$999,089	$49,835	$(962,837)	$1,450,837
Liabilities and Stockholders’ Equity
Current Liabilities:
Accounts payable	$22,510	$152,799	$411	$(170)	$175,550
Accrued payable to retailers	69,834	45,468	12,148	—	127,450
Other accrued liabilities	59,135	87,163	3,290	(592)	148,996
Current portion of long-term debt	10,938	3,048	—	—	13,986
Current portion of capital lease obligations	7,014	4,754	289	—	12,057
Intercompany payables	255,351	255,954	6,214	(517,519)	—
Total current liabilities	424,782	549,186	22,352	(518,281)	478,039
Long-term debt and other long-term liabilities	344,652	14,636	—	—	359,288
Capital lease obligations	11,411	—	357	—	11,768
Deferred tax liabilities	56,500	31,313	20	7	87,840
Total liabilities	837,345	595,135	22,729	(518,274)	936,935
Commitments and contingencies
Stockholders’ Equity:
Preferred stock	—	—	—	—	—
Common stock	550,648	189,524	12,444	(271,367)	481,249
Treasury stock	(153,425)	—	—	—	(153,425)
Retained earnings	131,042	214,430	16,473	(173,196)	188,749
Accumulated comprehensive loss	(860)	—	(1,811)	—	(2,671)
Total stockholders’ equity	527,405	403,954	27,106	(444,563)	513,902
Total liabilities and stockholders’ equity	$1,364,750	$999,089	$49,835	$(962,837)	$1,450,837

Schedule of Condensed Income Statement

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
(in thousands)
Year Ended December 31, 2012
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Total
Revenue	$250,065	$1,907,037	$44,941	$—	$2,202,043
Expenses:
Direct operating	141,171	1,334,306	45,838	(18,338)	1,502,977
Marketing	6,481	18,871	2,283	—	27,635
Research and development	11,759	2,154	—	—	13,913
General and administrative	28,221	162,751	931	18,332	210,235
Depreciation and other	30,836	144,805	3,506	—	179,147
Amortization of intangible assets	2,346	3,032	—	—	5,378
Total expenses	220,814	1,665,919	52,558	(6)	1,939,285
Operating income	29,251	241,118	(7,617)	6	262,758
Other income (expense):
Income (loss) from equity method investments, net	(2,179)	(3,005)	—	—	(5,184)
Interest expense, net	(18,161)	2,554	(41)	—	(15,648)
Other, net	98	(264)	(8)	(6)	(180)
Total other income (expense)	(20,242)	(715)	(49)	(6)	(21,012)
Income from continuing operations before income taxes	9,009	240,403	(7,666)	—	241,746
Income tax expense	(106)	(92,721)	1,311	—	(91,516)
Income from continuing operations	8,903	147,682	(6,355)	—	150,230
Equity in income (losses) of subsidiaries	141,327	(6,355)	—	(134,972)	—
Net income	150,230	141,327	(6,355)	(134,972)	150,230
Foreign currency translation adjustment, net of tax	(196)	—	1,244	—	1,048
Comprehensive income	$150,034	$141,327	$(5,111)	$(134,972)	$151,278

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
(in thousands)
Year Ended December 31, 2011
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Total
Revenue	$240,338	$1,562,013	$43,021	$—	$1,845,372
Expenses:
Direct operating	127,018	1,135,265	24,621	(3,553)	1,283,351
Marketing	6,238	22,400	366	—	29,004
Research and development	11,354	203	—	—	11,557
General and administrative	24,839	126,008	8,957	3,553	163,357
Depreciation and other	26,370	116,106	3,002	—	145,478
Amortization of intangible assets	2,548	192	—	—	2,740
Total expenses	198,367	1,400,174	36,946	—	1,635,487
Operating income	41,971	161,839	6,075	—	209,885
Other income (expense):
Income (loss) from equity method investments, net	(1,591)	—	—	—	(1,591)
Interest expense, net	(21,564)	(2,245)	(13)	—	(23,822)
Other, net	(1,179)	316	1,119	—	256
Total other income (expense)	(24,334)	(1,929)	1,106	—	(25,157)
Income from continuing operations before income taxes	17,637	159,910	7,181	—	184,728
Income tax expense	(5,111)	(63,767)	(899)	—	(69,777)
Income from continuing operations	12,526	96,143	6,282	—	114,951
Loss from discontinued operations, net of tax	(11,733)	729	(64)	—	(11,068)
Equity in income (losses) of subsidiaries	103,090	5,149	—	(108,239)	—
Net income	103,883	102,021	6,218	(108,239)	103,883
Foreign currency translation adjustment	320	(102)	(376)	(97)	(255)
Reclassification of interest rate hedges to interest expense	896	—	—	—	896
Loss on short-term investments	(20)	—	—	—	(20)
Income tax expense related to items of other comprehensive income	(342)	—	—	—	(342)
Other comprehensive income, net of tax	854	(102)	(376)	(97)	279
Comprehensive income	$104,737	$101,919	$5,842	$(108,336)	$104,162

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
(in thousands)
Year Ended December 31, 2010
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Total
Revenue	$235,926	$1,167,104	$33,391	$—	$1,436,421
Expenses:
Direct operating	124,241	859,366	17,334	—	1,000,941
Marketing	8,817	14,403	616	—	23,836
Research and development	7,437	—	—	—	7,437
General and administrative	59,766	58,041	10,822	—	128,629
Depreciation and other	32,481	89,054	2,236	(84)	123,687
Amortization of intangible assets	2,548	757	—	—	3,305
Litigation settlement	5,379	—	—	—	5,379
Total expenses	240,669	1,021,621	31,008	(84)	1,293,214
Operating income	(4,743)	145,483	2,383	84	143,207
Other income (expense):
Interest expense, net	(28,447)	(6,261)	3	—	(34,705)
Other, net	(19)	478	(35)	—	424
Total other income (expense)	(28,466)	(5,783)	(32)	—	(34,281)
Income from continuing operations before income taxes	(33,209)	139,700	2,351	84	108,926
Income tax expense	9,941	(54,247)	1,274	—	(43,032)
Income from continuing operations	(23,268)	85,453	3,625	84	65,894
Loss from discontinued operations, net of tax	532	—	(15,418)	—	(14,886)
Equity in income (losses) of subsidiaries	73,660	(14,228)	—	(59,432)	—
Net income	50,924	71,225	(11,793)	(59,348)	51,008
Foreign currency translation adjustment	(24)	(333)	(1,384)	4	(1,737)
Reclassification of interest rate hedges to interest expense	4,477	—	—	—	4,477
Loss on short-term investments	10	—	—	—	10
Income tax expense related to items of other comprehensive income	(1,618)	—	—	—	(1,618)
Other comprehensive income, net of tax	2,845	(333)	(1,384)	4	1,132
Comprehensive income	$53,769	$70,892	$(13,177)	$(59,344)	$52,140

Schedule of Condensed Cash Flow Statement

CONSOLIDATED STATEMENT OF CASH FLOWS
(in thousands)
Year Ended December 31, 2012
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Total
Operating Activities:
Net income	$150,230	$141,327	$(6,355)	$(134,972)	$150,230
Adjustments to reconcile net income to net cash flows from operating activities from continuing operations:
Depreciation and other	30,836	144,805	3,506	—	179,147
Amortization of intangible assets and deferred financing fees	4,472	3,032	—	—	7,504
Share-based payments expense	10,998	8,364	—	—	19,362
Excess tax benefits on share-based payments	(5,740)	—	—	—	(5,740)
Deferred income taxes	18,578	70,607	(1,612)	—	87,573
Loss from equity method investments, net	2,179	3,005	—	—	5,184
Non-cash interest on convertible debt	7,109	—	—	—	7,109
Other	(1,390)	(2,720)	10	—	(4,100)
Equity in (income) losses of subsidiaries	(141,327)	6,355	—	134,972	—
Cash flows from changes in operating assets and liabilities from continuing operations:
Accounts receivable	(371)	(15,787)	(903)	—	(17,061)
Content library	(673)	(27,079)	(2,941)	—	(30,693)
Prepaid expenses and other current assets	1,386	(8,159)	(190)	—	(6,963)
Other assets	39	848	(29)	—	858
Accounts payable	815	55,671	1,946	(184)	58,248
Accrued payable to retailers	7,432	1,025	2,004	—	10,461
Other accrued liabilities	(5,008)	7,520	275	—	2,787
Net cash flows from operating activities	79,565	388,814	(4,289)	(184)	463,906
Investing Activities:
Purchases of property and equipment	(64,423)	(130,672)	(12,959)	—	(208,054)
Proceeds from sale of property and equipment	302	782	47	—	1,131
Acquisition of NCR DVD kiosk business	—	(100,000)	—	—	(100,000)
Equity investments	(10,877)	(28,850)	—	—	(39,727)
Investments in and advances to affiliates	96,990	(122,272)	25,282	—	—
Net cash flows from investing activities	21,992	(381,012)	12,370	—	(346,650)
Financing Activities:
Principal payments on capital lease obligations and other debt	(8,226)	(7,802)	(364)	—	(16,392)
Principal payments on term loan and repurchase of convertible debt	(31,513)	—	—	—	(31,513)
Excess tax benefits related to share-based payments	5,740	—	—	—	5,740
Repurchases of common stock and ASR program	(139,724)	—	—	—	(139,724)
Proceeds from exercise of stock options	4,592	—	—	—	4,592
Net cash flows from financing activities	(169,131)	(7,802)	(364)	—	(177,297)
Effect of exchange rate changes on cash	(196)	—	1,276	—	1,080
Increase (decrease) in cash and cash equivalents	(67,770)	—	8,993	(184)	(58,961)
Cash and cash equivalents:
Beginning of period	310,259	—	31,766	(170)	341,855
End of period	$242,489	$—	$40,759	$(354)	$282,894

CONSOLIDATED STATEMENT OF CASH FLOWS
(in thousands)
Year Ended December 31, 2011
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Total
Operating Activities:
Net income	$103,883	$102,021	$6,218	$(108,239)	$103,883
Adjustments to reconcile net income to net cash flows from operating activities from continuing operations:
Depreciation and other	26,370	116,106	3,002	—	145,478
Amortization of intangible assets and deferred financing fees	4,990	192	—	—	5,182
Share-based payments expense	8,498	7,713	—	—	16,211
Excess tax benefits on share-based payments	(2,471)	—	—	—	(2,471)
Deferred income taxes	14,057	44,362	1,657	—	60,076
Loss from discontinued operations, net of tax	11,733	(729)	64	—	11,068
Loss from equity method investments, net	1,591	—	—	—	1,591
Non-cash interest on convertible debt	6,551	—	—	—	6,551
Other	(684)	589	—	—	(95)
Equity in (income) losses of subsidiaries	(103,090)	(5,149)	—	108,239	—
Cash flows from changes in operating assets and liabilities from continuing operations:
Accounts receivable	432	(15,504)	(217)	—	(15,289)
Content library	(436)	(1,626)	—	—	(2,062)
Prepaid expenses and other current assets	(2,718)	(2,178)	27	—	(4,869)
Other assets	358	1,411	—	—	1,769
Accounts payable	5,977	6,915	(172)	(170)	12,550
Accrued payable to retailers	7,968	17,993	4,865	—	30,826
Other accrued liabilities	7,132	26,002	2,983	—	36,117
Net cash flows from operating activities from continuing operations	90,141	298,118	18,427	(170)	406,516
Investing Activities:
Purchases of property and equipment	(67,409)	(109,492)	(2,335)	—	(179,236)
Proceeds from sale of property and equipment	193	445	57	—	695
Proceeds from sale of businesses, net	8,220	—	—	—	8,220
Equity investments	(4,912)	—	—	—	(4,912)
Investments in and advances to affiliates	184,264	(173,452)	(10,812)	—	—
Net cash flows from investing activities from continuing operations	120,356	(282,499)	(13,090)	—	(175,233)
Financing Activities:
Principal payments on capital lease obligations and other debt	(5,396)	(22,480)	(326)	—	(28,202)
Borrowings from term loan	175,000	—	—	—	175,000
Principal payments on term loan and repurchase of convertible debt	(4,375)	—	—	—	(4,375)
Net payments on credit facility	(150,000)	—	—	—	(150,000)
Financing costs associated with credit facility	(4,196)	—	—	—	(4,196)
Excess tax benefits related to share-based payments	2,471	—	—	—	2,471
Repurchases of common stock and ASR program	(63,349)	—	—	—	(63,349)
Proceeds from exercise of stock options	3,261	—	—	—	3,261
Net cash flows from financing activities from continuing operations	(46,584)	(22,480)	(326)	—	(69,390)
Effect of exchange rate changes on cash	78	(102)	(430)	—	(454)
Increase (decrease) in cash and cash equivalents from continuing operations	163,991	(6,963)	4,581	(170)	161,439

Year Ended December 31, 2011
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Total
Cash flows from discontinued operations:
Operating cash flows	—	—	9,678	—	9,678
Investing cash flows	—	—	(12,678)	—	(12,678)
Net cash flows from discontinued operations	—	—	(3,000)	—	(3,000)
Increase (decrease) in cash and cash equivalents	163,991	(6,963)	1,581	(170)	158,439
Cash and cash equivalents:
Beginning of period	146,268	6,963	30,185	—	183,416
End of period	$310,259	$—	$31,766	$(170)	$341,855

CONSOLIDATED STATEMENT OF CASH FLOWS
(in thousands)
Year Ended December 31, 2010
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Total
Operating Activities:
Net income	$50,924	$71,225	$(11,793)	$(59,348)	$51,008
Adjustments to reconcile net income to net cash flows from operating activities from continuing operations:
Depreciation and other	32,481	89,054	2,236	(84)	123,687
Amortization of intangible assets and deferred financing fees	4,581	757	—	—	5,338
Share-based payments expense	7,569	8,666	(219)	—	16,016
Excess tax benefits on share-based payments	(6,887)	—	—	—	(6,887)
Deferred income taxes	1,402	38,909	1,084	—	41,395
Loss from discontinued operations, net of tax	(532)	—	15,418	—	14,886
Non-cash interest on convertible debt	6,037	—	—	—	6,037
Other	835	(168)	(1)	—	666
Equity in (income) losses of subsidiaries	(73,660)	14,228	—	59,432	—
Cash flows from changes in operating assets and liabilities from continuing operations:
Accounts receivable	(38)	(7,111)	62	—	(7,087)
Content library	2,088	(47,127)	54	—	(44,985)
Prepaid expenses and other current assets	(2,082)	(7,930)	717	—	(9,295)
Other assets	1,543	250	—	—	1,793
Accounts payable	1,984	78,983	401	—	81,368
Accrued payable to retailers	(1,312)	5,600	(36)	—	4,252
Other accrued liabilities	20,640	32,384	(15,597)	—	37,427
Net cash flows from operating activities from continuing operations	45,573	277,720	(7,674)	—	315,619
Investing Activities:
Purchases of property and equipment	(33,444)	(133,890)	(3,513)	—	(170,847)
Proceeds from sale of property and equipment	8,216	(6,957)	(116)	—	1,143
Proceeds from sale of businesses, net	26,585	—	32	—	26,617
Investments in and advances to affiliates	59,413	(101,395)	41,982	—	—
Net cash flows from investing activities from continuing operations	60,770	(242,242)	38,385	—	(143,087)
Financing Activities:
Principal payments on capital lease obligations and other debt	(2,016)	(34,065)	(231)	—	(36,312)
Net payments on credit facility	(75,000)	—	—	—	(75,000)
Excess tax benefits related to share-based payments	6,887	—	—	—	6,887
Repurchases of common stock and ASR program	(49,245)	—	—	—	(49,245)
Proceeds from exercise of stock options	31,624	—	—	—	31,624
Net cash flows from financing activities from continuing operations	(87,750)	(34,065)	(231)	—	(122,046)
Effect of exchange rate changes on cash	—	(275)	(362)	—	(637)
Increase (decrease) in cash and cash equivalents from continuing operations	18,593	1,138	30,118	—	49,849

Year Ended December 31, 2010
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Total
Cash flows from discontinued operations:
Operating cash flows	—	—	(9,524)	—	(9,524)
Investing cash flows	—	—	(2,600)	—	(2,600)
Financing cash flows	—	—	(166)	—	(166)
Net cash flows from discontinued operations	—	—	(12,290)	—	(12,290)
Increase (decrease) in cash and cash equivalents	18,593	1,138	17,828	—	37,559
Cash and cash equivalents:
Beginning of period	127,675	5,825	12,357	—	145,857
End of period	$146,268	$6,963	$30,185	$—	$183,416